Transactions with Affiliates and Container Investors (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net	The following table provides a summary of due to container investors, net at December 31, 2022 and 2021:

	2022	2021
Accounts receivable, net - managed fleet	$7,348	$7,639
Prepaid expenses and other current assets - managed fleet	89	42
Accounts payable and accrued expenses - managed fleet	(1,292)	(375)
	6,145	7,306
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	9,987	10,679
Due to container investors, net	$16,132	$17,985